UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2009

Date of reporting period: 08/31/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (97.18%)
Agriculture, Foods, & Beverage (11.72%)
Archer-Daniels-Midland Co.	3,477,500	$100,256,325
Coca-Cola Co., The	1,027,300	50,101,421
Kellogg Co.	930,000	43,793,700
McCormick & Co. Inc.	428,600	13,959,502
Nestle SA ADR	1,175,800	48,929,976
PepsiCo Inc.	641,400	36,348,138
Sysco Corp.	1,109,800	28,288,802

		321,677,864

Banks (4.42%)
M&T Bank Corp.	213,400	13,179,584
Northern Trust Corp.	460,500	26,920,830
Popular Inc.	277,100	595,765
Suntrust Banks Inc.	334,600	7,819,602
Wells Fargo & Co.	2,643,100	72,738,112

		121,253,893

Building Materials & Construction (1.89%)
Vulcan Materials Co.	1,039,200	52,001,568

Chemicals (8.86%)
Air Products & Chemicals Inc.	830,000	62,274,900
Dow Chemical Co., The	243,000	5,173,470
E.I. du Pont de Nemours & Co.	496,104	15,840,601
International Flavors & Fragrances Inc.	561,000	19,982,820
Sigma-Aldrich Corp.	2,750,000	139,700,000

		242,971,791

Computer Software & Services (3.91%)
Automatic Data Processing Inc.	149,000	5,714,150
Microsoft Corp.	3,235,500	79,755,075
SAP AG	444,800	21,683,971

		107,153,196

Computers (7.44%)
Hewlett-Packard Co.	3,019,400	135,540,866
International Business Machines Corp.	580,000	68,469,000

		204,009,866

Consumer & Marketing (5.49%)
AptarGroup Inc.	677,405	23,289,184
Colgate-Palmolive Co.	436,300	31,719,010
Procter & Gamble Co., The	1,765,155	95,512,537

		150,520,731

Electronic/Electrical Manufacturing (6.70%)
Agilent Technologies Inc. (a)	548,071	14,074,463
Applied Materials Inc.	987,500	13,015,250
Emerson Electric Co.	729,400	26,892,978
General Electric Co.	3,848,900	53,499,710
Intel Corp.	2,420,800	49,190,656
Linear Technology Corp.	1,023,400	27,191,738

		183,864,795

	Shares	Value
Common Stocks (Cont.)
Health Care (10.73%)
Abbott Laboratories	847,500	$38,332,425
Eli Lilly & Co.	997,000	33,359,620
Johnson & Johnson	2,481,600	149,987,904
Merck & Co. Inc.	675,700	21,912,951
Pfizer Inc.	3,047,300	50,889,910

		294,482,810

Machinery & Manufacturing (5.05%)
3M Co.	564,000	40,664,400
Caterpillar Inc.	877,700	39,768,587
HNI Corp.	1,439,200	30,914,016
Illinois Tool Works Inc.	652,500	27,287,550

		138,634,553

Media & Broadcasting (2.59%)
Walt Disney Co., The	2,728,640	71,053,786

Mining & Metals (3.74%)
BHP Billiton PLC	941,859	24,970,547
Nucor Corp.	531,200	23,659,648
Rio Tinto PLC	476,280	18,719,637
Rio Tinto PLC ADR	226,800	35,190,288

		102,540,120

Oil & Gas (15.73%)
BG Group PLC	3,199,100	52,982,998
Bill Barrett Corp. (a)	1,032,400	30,187,376
BP PLC Sponsored ADR	626,392	32,227,868
Chevron Corp.	1,060,000	74,136,400
Devon Energy Corp.	212,204	13,025,082
Exxon Mobil Corp.	2,615,200	180,841,080
Royal Dutch Shell PLC ADR Class A	516,300	28,639,161
Spectra Energy Corp.	399,950	7,527,059
Tidewater Inc.	154,191	6,656,425
Woodside Petroleum Ltd.	130,310	5,392,931

		431,616,380

Retailers (2.48%)
Wal-Mart Stores Inc.	1,339,100	68,120,017

Telecom & Telecom Equipment (5.08%)
ADC Telecommunications Inc. (a)	183,300	1,559,883
AT&T Inc.	2,140,534	55,760,911
Cisco Systems Inc. (a)	1,640,100	35,426,160
Corning Inc.	1,284,600	19,371,768
Nokia Corp. Sponsored ADR	557,000	7,803,570
Verizon Communications Inc.	624,900	19,396,896

		139,319,188

Transportation (0.78%)
Burlington Northern Santa Fe Corp.	195,800	16,255,316
GATX Corp.	190,700	5,230,901

		21,486,217

See accompanying notes to schedules of investments.

1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (0.57%)
Duke Energy Corp.	1,010,500	$15,652,645

Total Common Stocks
(cost $1,368,662,703)		2,666,359,420

Short-term Investments (2.34%)
JPMorgan U.S. Government Money Market Fund	64,042,348	64,042,348

Total Short-term Investments
(cost $64,042,348)		64,042,348

TOTAL INVESTMENTS (99.52%)
(cost $1,432,705,051)		2,730,401,768
OTHER ASSETS, NET OF LIABILITIES (0.48%)		13,215,622

NET ASSETS (100.00%)		$2,743,617,390

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

2

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (54.00%)
Agriculture, Foods, & Beverage (6.68%)
Archer-Daniels-Midland Co.	940,561	$27,116,374
Campbell Soup Co.	26,000	815,360
Coca-Cola Co., The	205,000	9,997,850
Hershey Co., The	51,300	2,012,499
Kellogg Co.	310,000	14,597,900
Nestle SA ADR	252,500	10,507,585
PepsiCo Inc.	110,100	6,239,367
Sysco Corp.	165,300	4,213,497

		75,500,432

Banks (2.69%)
M&T Bank Corp.	37,700	2,328,352
Northern Trust Corp.	104,700	6,120,762
Popular Inc.	55,400	119,110
Suntrust Banks Inc.	54,300	1,268,991
Wells Fargo & Co.	747,600	20,573,952

		30,411,167

Building Materials & Construction (0.87%)
Lafarge SA	21,338	1,814,049
Vulcan Materials Co.	160,200	8,016,408

		9,830,457

Chemicals (4.55%)
Air Products & Chemicals Inc.	230,000	17,256,900
Dow Chemical Co., The	69,000	1,469,010
E.I. du Pont de Nemours & Co.	108,705	3,470,951
International Flavors & Fragrances Inc.	120,000	4,274,400
Sigma-Aldrich Corp.	491,000	24,942,800

		51,414,061

Computer Software & Services (1.69%)
Automatic Data Processing Inc.	30,000	1,150,500
Microsoft Corp.	625,400	15,416,110
SAP AG	52,800	2,573,996

		19,140,606

Computers (4.58%)
Hewlett-Packard Co.	754,000	33,847,060
International Business Machines Corp.	152,100	17,955,405

		51,802,465

Consumer & Marketing (2.77%)
AptarGroup Inc.	113,100	3,888,378
Colgate-Palmolive Co.	21,200	1,541,240
Procter & Gamble Co., The	477,700	25,848,347

		31,277,965

Electronic/Electrical Manufacturing (3.27%)
Agilent Technologies Inc. (a)	143,787	3,692,450
Applied Materials Inc.	182,000	2,398,760
Emerson Electric Co.	78,800	2,905,356
General Electric Co.	796,300	11,068,570
Intel Corp.	592,500	12,039,600

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,407,120
Linear Technology Corp.	130,100	3,456,757

		36,968,613

Health Care (5.90%)
Abbott Laboratories	92,000	4,161,160
Allergan Inc.	154,800	8,656,416
Eli Lilly & Co.	212,000	7,093,520
Johnson & Johnson	417,700	25,245,788
Medtronic Inc.	21,600	827,280
Merck & Co. Inc.	144,100	4,673,163
Pfizer Inc.	960,000	16,032,000

		66,689,327

Machinery & Manufacturing (2.63%)
3M Co.	124,600	8,983,660
Caterpillar Inc.	262,400	11,889,344
HNI Corp.	160,000	3,436,800
Illinois Tool Works Inc.	130,600	5,461,692

		29,771,496

Media & Broadcasting (3.01%)
Lee Enterprises Inc. Class A	42,000	76,020
Lee Enterprises Inc. Class B (b)	42,000	76,020
Thomson Reuters PLC ADR	32,069	6,128,706
Walt Disney Co., The	1,065,995	27,758,510

		34,039,256

Mining & Metals (3.37%)
Newmont Mining Corp.	29,200	1,173,548
Nucor Corp.	436,800	19,455,072
Rio Tinto PLC	153,825	6,045,914
Rio Tinto PLC ADR	73,250	11,365,470

		38,040,004

Oil & Gas (7.44%)
BG Group PLC	256,800	4,253,082
Bill Barrett Corp. (a)	100,000	2,924,000
BP PLC Sponsored ADR	115,786	5,957,190
Chevron Corp.	288,000	20,142,720
Devon Energy Corp.	76,170	4,675,315
Exxon Mobil Corp.	448,000	30,979,200
Royal Dutch Shell PLC ADR Class A	216,400	12,003,708
Spectra Energy Corp.	62,950	1,184,719
Woodside Petroleum Ltd.	47,195	1,953,184

		84,073,118

Retailers (1.25%)
Wal-Mart Stores Inc.	276,700	14,075,729

Telecom & Telecom Equipment (2.69%)
ADC Telecommunications Inc. (a)	105,500	897,805
AT&T Inc.	533,359	13,894,002
Cisco Systems Inc. (a)	282,800	6,108,480

See accompanying notes to schedules of investments.

3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Corning Inc.	372,300	$5,614,284
Nokia Corp. Sponsored ADR	144,900	2,030,049
Verizon Communications Inc.	57,800	1,794,112

		30,338,732

Transportation (0.31%)
Burlington Northern Santa Fe Corp.	41,500	3,445,330

Utilities & Energy (0.30%)
Duke Energy Corp.	217,000	3,361,330

Total Common Stocks
(cost $300,219,945)		610,180,088

	Principal amount	Value
Corporate Bonds (23.02%)
Aerospace/Defense (0.09%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,044,953

Agriculture, Foods, & Beverage (2.70%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,007,500
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,084,464
Coca-Cola Co., The
5.750%, 03/15/2011	3,000,000	3,206,070
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,066,909
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,243,009
Hershey Co.
5.300%, 09/01/2011	500,000	535,349
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,140,806
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,172,180
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,099,640
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,176,496
Kellogg Co.
5.125%, 12/03/2012	500,000	543,749
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,031,463
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,046,127
Hershey Co.
5.000%, 04/01/2013	500,000	538,532
General Mills Inc.
5.200%, 03/17/2015	500,000	538,196
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,085,794
Hershey Co.
5.450%, 09/01/2016	500,000	531,590

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Inc.
6.500%, 08/11/2017	$1,000,000	$1,118,577
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,172,484
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,067,032
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,051,808

		30,457,775

Automotive (0.05%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	523,523

Banks (1.79%)
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,024,637
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,037,501
Wachovia Corp.
5.350%, 03/15/2011	750,000	785,380
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,526,364
Bank of America Corp.
5.375%, 08/15/2011	500,000	521,378
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	531,513
Bank of America Corp.
5.375%, 09/11/2012	500,000	516,278
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,605,532
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,612,966
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	1,018,739
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	528,228
Wachovia Corp.
5.700%, 08/01/2013	750,000	800,841
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	541,358
US Bank NA
4.950%, 10/30/2014	1,500,000	1,596,075
Wachovia Bank NA
5.600%, 03/15/2016	750,000	759,138
Bank of America NA
6.000%, 06/15/2016	1,000,000	978,538
5.300%, 03/15/2017	500,000	459,985
Wachovia Corp.
5.750%, 06/15/2017	750,000	790,965
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,596,824
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	964,813

See accompanying notes to schedules of investments.

4

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Bank NA
6.000%, 11/15/2017	$500,000	$523,312
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	523,886

		20,244,251

Building Materials & Construction (0.05%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	527,560

Chemicals (0.85%)
Dow Chemical Co., The
6.125%, 02/01/2011	3,000,000	3,139,149
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,062,290
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,217,089
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,080,266
5.375%, 11/01/2016	1,000,000	1,101,309

		9,600,103

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	533,060

Computers (0.33%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,618,430
4.500%, 03/01/2013	1,000,000	1,066,540
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,094,208

		3,779,178

Consumer & Marketing (1.44%)
Procter & Gamble Co., The
6.875%, 09/15/2009	3,000,000	3,007,041
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,214,083
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,171,312
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,040,610
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,006,436
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,700,734
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,084,913
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,074,057

		16,299,186

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.14%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,077,210
5.250%, 10/15/2018	500,000	539,795

		1,617,005

Financial Services (1.58%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,048,036
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,092,376
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,055,461
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,097,538
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,541,882
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	928,469
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	523,462
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	504,576
5.400%, 02/15/2017	500,000	493,094
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,066,890
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	939,924
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	501,100
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,581,291
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	497,882

		17,871,981

Health Care (2.88%)
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,000,000
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,013,038
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,027,668
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	540,664
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,211,872
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,101,602
AstraZeneca PLC
5.400%, 09/15/2012	750,000	823,381
Abbott Laboratories
5.150%, 11/30/2012	500,000	547,534

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.375%, 02/15/2013	$2,000,000	$2,085,950
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,090,863
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,071,082
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,171,210
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,200,476
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,227,974
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,072,178
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,104,379
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,116,439
AstraZeneca PLC
5.900%, 09/15/2017	750,000	833,409
Abbott Laboratories
5.600%, 11/30/2017	500,000	547,213
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	544,958
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,090,986
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,155,188

		32,578,064

Machinery & Manufacturing (2.07%)
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,006,099
3M Co.
5.125%, 11/06/2009	3,000,000	3,029,064
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,109,587
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,143,142
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,141,200
Eaton Corp.
4.900%, 05/15/2013	500,000	526,692
3M Co.
4.375%, 08/15/2013	1,000,000	1,080,528
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	977,254
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,522,610
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,097,716
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,633,398
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,066,684

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	$1,000,000	$1,020,832

		23,354,806

Media & Broadcasting (0.38%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,147,052
4.700%, 12/01/2012	1,000,000	1,080,575
6.000%, 07/17/2017	1,000,000	1,124,305

		4,351,932

Mining & Metals (0.70%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,089,916
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	525,387
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,103,862
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	531,438
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	1,984,865
5.870%, 02/23/2022	756,000	628,795

		7,864,263

Oil & Gas (1.45%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,539,214
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,162,676
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	537,485
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,157,210
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	541,546
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,086,294
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,037,433
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,057,244
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,186,846
BP Capital Markets PLC
5.000%, 03/10/2019	3,000,000	3,132,927

		16,438,875

Retailers (1.50%)
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,061,094
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,214,662

See accompanying notes to schedule of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Costco Wholesale Corp.
5.300%, 03/15/2012	$2,000,000	$2,172,150
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,095,861
Target Corp.
5.125%, 01/15/2013	500,000	538,665
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,077,697
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,034,552
Target Corp.
5.875%, 07/15/2016	1,300,000	1,419,922
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,069,327
Target Corp.
5.375%, 05/01/2017	1,500,000	1,583,517
6.000%, 01/15/2018	500,000	548,400
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,117,158

		16,933,005

Telecom & Telecom Equipment (1.47%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,097,500
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,592,020
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,215,478
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,234,969
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,180,428
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,219,482
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	522,962
5.500%, 02/15/2018	500,000	525,092

		16,587,931

Transportation (0.19%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,073,284
5.500%, 01/15/2018	1,000,000	1,094,553

		2,167,837

Utilities & Energy (3.31%)
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,092,874
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,127,688
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,255,411
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,232,014

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacificorp
6.900%, 11/15/2011	$2,000,000	$2,213,018
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,067,844
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,276,426
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,106,188
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,575,346
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,040,476
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,155,990
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,054,246
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,055,180
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,084,394
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	549,256
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,630,509
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,063,272
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,055,770
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	538,252
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,058,221
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	541,986
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,049,629
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	533,907

		37,357,897

Total Corporate Bonds
(cost $245,761,882)		260,133,185

Foreign Government Bonds (0.23%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,658,610

Total Foreign Government Bonds
(cost $2,492,659)		2,658,610

Government Agency Securities (c) (0.10%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,096,534

Total Government Agency Securities
(cost $993,383)		1,096,534

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (16.46%)
U.S. Treasury Notes
5.750%, 08/15/2010	$5,000,000	$5,252,150
5.000%, 08/15/2011	5,000,000	5,394,920
4.875%, 02/15/2012	10,000,000	10,885,160
4.375%, 08/15/2012	6,000,000	6,509,064
3.875%, 02/15/2013	10,000,000	10,734,380
3.625%, 05/15/2013	10,000,000	10,647,660
4.250%, 08/15/2013	10,000,000	10,886,720
4.250%, 11/15/2013	10,000,000	10,887,500
4.000%, 02/15/2014	10,000,000	10,783,590
4.250%, 11/15/2014	20,000,000	21,754,680
4.000%, 02/15/2015	15,000,000	16,088,670
4.125%, 05/15/2015	20,000,000	21,570,320
5.125%, 05/15/2016	20,000,000	22,676,560
4.625%, 02/15/2017	20,000,000	21,995,320

Total U.S. Treasury Obligations
(cost $169,851,408)		186,066,694

	Shares	Value
Short-term Investments (5.44%)
JPMorgan U.S. Government Money Market Fund	61,461,157	$61,461,157

Total Short-term Investments
(cost $61,461,157)		61,461,157

TOTAL INVESTMENTS (99.25%)
(cost $780,780,434)		1,121,596,268
OTHER ASSETS, NET OF LIABILITIES (0.75%)		8,440,951

NET ASSETS (100.00%)		$1,130,037,219

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2009, the fair value of this security amounted to $76,020 or 0.007% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (24.64%)
Banks (14.14%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,120,345
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,053,720
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,174,205
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,191,890
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,087,815
US Bancorp
2.250%, 03/13/2012	5,000,000	5,086,565
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,053,665
3.125%, 06/15/2012	5,000,000	5,193,075
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,204,610
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,033,819

		49,199,709

Financial Services (10.50%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,110,640
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,045,390
Goldman Sachs Group Inc.
2.150%, 03/15/2012	5,000,000	5,078,975
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,043,175
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,056,900
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,091,236
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,047,439
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,050,520

		36,524,275

Total Corporate Bonds
(cost $84,091,333)		85,723,984

U.S. Treasury Obligations (67.77%)
U.S. Treasury Notes
6.500%, 02/15/2010	15,000,000	15,422,460
4.000%, 04/15/2010	10,000,000	10,230,470
5.750%, 08/15/2010	10,000,000	10,504,300
5.000%, 02/15/2011	10,000,000	10,629,690
5.000%, 08/15/2011	6,000,000	6,473,904
4.500%, 09/30/2011	10,000,000	10,709,380
4.625%, 10/31/2011	10,000,000	10,755,470
4.875%, 02/15/2012	10,000,000	10,885,160
4.500%, 04/30/2012	10,000,000	10,827,340
4.875%, 06/30/2012	10,000,000	10,971,880
3.375%, 11/30/2012	10,000,000	10,578,120

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.875%, 02/15/2013	$20,000,000	$21,468,760
3.625%, 05/15/2013	10,000,000	10,647,660
4.250%, 08/15/2013	10,000,000	10,886,720
3.125%, 09/30/2013	15,000,000	15,662,115
4.000%, 02/15/2014	10,000,000	10,783,590
4.750%, 05/15/2014	10,000,000	11,111,720
2.625%, 06/30/2014	10,000,000	10,130,470
4.250%, 08/15/2014	10,000,000	10,884,380
4.250%, 11/15/2014	5,000,000	5,438,670
4.000%, 02/15/2015	5,000,000	5,362,890
4.125%, 05/15/2015	5,000,000	5,392,580

Total U.S. Treasury Obligations
(cost $226,137,320)		235,757,729

	Shares	Value
Short-term Investments (6.64%)
JPMorgan U.S. Government Money Market Fund	23,102,795	$23,102,795

Total Short-term Investments
(cost $23,102,795)		23,102,795

TOTAL INVESTMENTS (99.05%)
(cost $333,331,448)		344,584,508
OTHER ASSETS, NET OF LIABILITIES (0.95%)		3,301,516

NET ASSETS (100.00%)		$347,886,024

(a)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (98.00%)
Alabama (1.80%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa3	$2,000,000	$2,203,120
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3	2,000,000	2,186,040
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa3	985,000	870,307
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	A1	2,540,000	2,672,791
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	A1	1,500,000	1,569,075

					9,501,333

Alaska (2.17%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A	2,000,000	2,375,680
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1 (c)	585,000	606,154
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1 (c)	295,000	308,039
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,033,230
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1 (c)	645,000	667,143
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1 (c)	1,110,000	1,159,195
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa3	1,000,000	1,002,900
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,286,545
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	3,000,000	3,043,860

					11,482,746

Arizona (2.17%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,631,250
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	975,285
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aa3	525,000	565,362
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	Aa2	500,000	503,620
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	Aa2	500,000	532,325
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3	2,500,000	2,569,625
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	Aa2	1,000,000	1,044,960
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,606,365
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	Aa2	1,000,000	1,036,880

					11,465,672

Arkansas (3.25%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,487,600
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,181,280
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	969,600
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,020,724
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aa3	1,295,000	1,295,104
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,110,644
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,155,404
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,369,751
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	A1	100,000	107,466
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	A1	335,000	358,959

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	Aa3	$1,500,000	$1,620,165
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	A1	500,000	528,125

					17,204,822

California (6.59%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (d)	5.000%	02/01/2014	Aaa	2,400,000	2,629,320
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (d)	5.000%	07/01/2015	AAA	1,000,000	1,134,500
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,720,116
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	Baa1 (e)	3,000,000	3,260,850
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	Baa1 (e)	3,250,000	3,418,155
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa2	1,355,000	1,452,140
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Baa1 (e)	5,000,000	5,201,750
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aa3	1,560,000	1,661,228
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	739,963
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	765,942
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,203,314
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,970,383
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	810,518
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,684,933
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,463,384
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	837,902
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	605,280
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa2	1,555,000	1,674,066
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,014,720
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	600,000	609,174

					34,857,638

Colorado (3.39%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (d)	5.500%	12/15/2009	Aa2	500,000	507,285
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aa3	1,750,000	1,888,512
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (d)	5.250%	12/15/2013	AAA	1,250,000	1,375,288
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.500%	12/01/2014	Aa3	1,135,000	1,253,142
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (d)	5.250%	12/01/2014	Aa3	1,365,000	1,497,896

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	$510,000	$585,929
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.500%	12/01/2015	Aa3	1,170,000	1,291,785
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,822,969
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,009,160
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	650,844
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,522,815
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,465,000	1,480,866
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa3	2,000,000	2,057,820

					17,944,311

Connecticut (1.89%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (d)	5.125%	11/15/2016	Aa3	5,000,000	5,429,300
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aa3	600,000	650,538
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,032,487
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,874,052

					9,986,377

Delaware (0.22%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,179,731

Florida (4.38%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,256,597
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,107,000
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa3	2,025,000	2,121,167
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	Baa1 (f)	1,220,000	1,148,984
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,026,050
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,045,800
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	Baa1 (f)	1,500,000	1,454,955
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,867,047
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,078,030
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa3	2,000,000	2,075,280

					23,180,910

Georgia (3.95%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,180,120
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,285,061
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (d)	5.750%	03/01/2012	Aaa	50,000	55,732
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,386,670
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (d)	5.125%	05/01/2014	Aaa	4,100,000	4,524,719
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa3	1,790,000	1,981,047
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa3	750,000	769,988
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	Aa3	1,000,000	1,114,700
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aa1	1,000,000	1,081,640

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2	$2,300,000	$2,541,707

					20,921,384

Hawaii (1.48%)
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,945,000	3,185,194
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (d)	6.375%	03/01/2011	Aa2	55,000	59,606
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa2	2,140,000	2,262,686
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa3	2,000,000	2,297,000

					7,804,486

Idaho (0.54%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,808,469
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aa2	1,000,000	1,070,700

					2,879,169

Illinois (2.89%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,650,000	4,159,284
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1	2,000,000	2,211,480
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa3	1,045,000	1,141,422
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa3	1,100,000	1,189,529
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa3	900,000	915,867
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A3	1,650,000	1,736,460
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	A1	1,360,000	1,407,437
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa2	1,465,000	1,507,544
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1	1,000,000	1,019,120

					15,288,143

Indiana (1.39%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Baa1 (g)	2,635,000	2,851,254
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aa3	1,665,000	1,781,766
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa2	500,000	548,230
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa2	1,060,000	1,153,640
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	Aa3	1,000,000	1,042,780

					7,377,670

Iowa (2.58%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,090,138
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa2	975,000	1,066,162
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	A1	520,000	546,744
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aa1	850,000	912,169
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A3	1,200,000	1,232,568
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa2	1,775,000	1,859,437

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa2	$1,750,000	$1,822,660
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa2	2,000,000	2,054,120
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa2	1,950,000	2,035,644
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa3	1,000,000	1,038,230

					13,657,872

Kansas (5.23%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11/01/2001 @ 100) (d)	5.000%	11/01/2014	Aa3	2,790,000	2,955,140
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,354,100
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,321,443
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A	1,300,000	1,300,780
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	A2	670,000	711,728
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A3	1,000,000	1,073,400
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	987,241
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	1,031,832
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,065,620
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa3	890,000	923,197
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,710,592
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,011,315
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,108,440
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,171,386
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,305,732
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,360,260
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds Series 2008-A	5.600%	08/15/2029	Aa3	1,550,000	1,608,187
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds Series 2008-A	5.600%	08/15/2030	Aa3	1,630,000	1,685,241

					27,685,634

Kentucky (0.87%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa3	1,275,000	1,361,318
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa2	1,565,000	1,638,039
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,604,985

					4,604,342

Louisiana (1.54%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A1	4,000,000	4,217,000
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Baa1 (h)	1,340,000	1,418,350
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3	405,000	421,289
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	2,000,000	2,105,460

					8,162,099

Maine (1.14%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	100,000	108,371
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,775,426

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maine (Cont.)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	$2,100,000	$2,160,186

					6,043,983

Maryland (1.55%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	504,012
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,152,039
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aa1	455,000	487,150
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,212,880
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds 2008 Series A	4.625%	04/01/2026	Aa2	2,140,000	2,231,506
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa3	1,500,000	1,617,525

					8,205,112

Massachusetts (1.30%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,248,375
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2017	Aa2	5,000,000	5,632,450

					6,880,825

Michigan (1.17%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A (Escrowed to maturity) (d)	5.500%	11/01/2009	Aa3	2,040,000	2,056,891
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aa3	1,000,000	1,000,600
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aa3	1,000,000	1,000,540
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,106,140

					6,164,171

Minnesota (0.12%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	633,967

Mississippi (2.43%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,285,640
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,347,340
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa3	1,585,000	1,617,382
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds Series 2005	4.500%	09/01/2018	Aa3	1,000,000	1,062,540
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds Series 2007A	4.375%	08/01/2019	Aa3	475,000	498,132
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds Series 2007B	4.375%	08/01/2019	Aa3	525,000	550,568
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds Series 2007A	4.500%	08/01/2020	Aa3	500,000	526,500
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds Series 2007B	4.500%	08/01/2020	Aa3	400,000	421,200
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa3	2,290,000	2,454,766

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa3	$1,000,000	$1,066,790

					12,830,858

Missouri (3.54%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (d)	5.125%	02/01/2016	Aaa	1,925,000	2,109,800
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,974,135
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,139,500
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	557,406
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,613,973
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,176,100
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa2	5,750,000	6,020,020
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,123,600

					18,714,534

Montana (0.10%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	490,000	536,903

Nebraska (3.62%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (d)	6.150%	02/01/2012	Aa2	4,505,000	4,815,349
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,748,750
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,201,870
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aa1	2,140,000	2,331,680
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aa1	2,140,000	2,305,229
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa3	1,565,000	1,620,902
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	Aa3	2,120,000	2,152,818

					19,176,598

New Hampshire (1.23%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	574,276
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,841,888
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aa2	1,405,000	1,489,918
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,584,300

					6,490,382

New Jersey (2.01%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	8,027,250
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	A1	1,230,000	1,285,842
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,300,524

					10,613,616

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (0.93%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds Series 2005	5.000%	05/15/2022	AA-	$1,365,000	$1,441,713
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,385,921
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	Aa2	2,000,000	2,080,640

					4,908,274

New York (1.47%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,125,780
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,049,980
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,178,900
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	724,294
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	646,794
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,032,840

					7,758,588

North Carolina (0.58%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	913,978
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A	545,000	560,609
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa3	1,555,000	1,619,455

					3,094,042

North Dakota (0.65%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,091,697
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,325,695

					3,417,392

Ohio (2.93%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,112,480
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa2	1,375,000	1,460,470
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011) (d)	5.250%	12/01/2013	Aa1	1,405,000	1,516,150
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.000%	12/01/2013	Aa1	1,900,000	2,072,235
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,512,280
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,667,722
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006, (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	Aa3	1,000,000	1,134,110

					15,475,447

Oklahoma (1.38%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,699,370

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	$1,230,000	$1,363,455
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,556,740
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	2,725,000	2,688,485

					7,308,050

Oregon (3.94%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (d)	5.500%	06/15/2014	Aa2	3,500,000	3,791,970
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (d)	5.500%	06/15/2014	Aa3	1,680,000	1,821,708
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (d)	5.250%	06/15/2015	AAA	3,540,000	3,930,214
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,455,399
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	A1	500,000	529,545
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,750,710
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	570,000	584,028
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa2	745,000	849,687
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa2	670,000	758,212
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa2	750,000	846,345
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	Aa2	1,335,000	1,378,828
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	Aa2	2,000,000	2,132,120

					20,828,766

Pennsylvania (1.51%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Baa1 (i)	1,070,000	1,135,484
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Baa1 (i)	1,010,000	1,056,945
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,093,829
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Baa1 (i)	1,160,000	1,217,153
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,052,360
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,451,133

					8,006,904

Rhode Island (0.20%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa3	1,000,000	1,051,790

South Carolina (1.78%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,729,624

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	$1,800,000	$1,844,388
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	A	1,800,000	1,800,666
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A3	1,000,000	1,039,980
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	833,064
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	1,130,000	1,189,393

					9,437,115

South Dakota (0.26%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,386,920

Tennessee (3.05%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,556,638
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,068,879
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	3,041,800
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa3	2,115,000	2,193,509
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	2,000,000	2,119,300
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	1,050,000	1,091,391
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,050,090

					16,121,607

Texas (3.51%)
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,067,890
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (d)	5.750%	02/01/2012	Aa1	1,200,000	1,226,088
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,154,254
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,685,461
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	526,530
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	501,556
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	Baa1 (c)	375,000	403,755
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	Baa1 (c)	395,000	422,219
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aaa	1,165,000	1,204,925
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,193,350
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,000,000	1,077,970
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AAA	1,000,000	1,040,460
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,035,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa3	$1,000,000	$1,050,060

					18,589,518

Utah (0.87%)
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa	2,375,000	2,561,366
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,032,016

					4,593,382

Virginia (2.18%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,135,080
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa3	1,020,000	1,071,388
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,726,360
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,100,000	2,228,814
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,038,080
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	A1	2,000,000	2,312,940

					11,512,662

Washington (5.16%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,154,963
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	3,650,000	3,862,138
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (d)	5.750%	10/01/2012	AA+	50,000	53,673
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,520,998
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2	705,000	763,106
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa1	1,000,000	1,096,340
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	794,871
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A2	1,000,000	1,020,670
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa1	4,000,000	4,103,240
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	A1	565,000	597,595
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,521,577
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	Aa1	1,000,000	1,056,340
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	2,000,000	2,159,580
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	A1	500,000	525,830
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	3,500,000	3,518,515
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,567,395

					27,316,831

West Virginia (0.49%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,576,675

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (2.23%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	$2,500,000	$2,626,175
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	641,869
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (d)	5.375%	01/01/2016	NR	1,985,000	2,178,021
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	561,486
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	A1	1,000,000	1,043,270
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa3	800,000	857,696
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa3	2,335,000	2,443,297
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa3	300,000	318,861
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa3	1,000,000	1,108,810

					11,779,485

Wyoming (0.34%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,800,725

Total Long-term Municipal Bonds
(cost $494,652,056)					518,439,461

				Shares	Value
Short-term Investments (0.74%)
JPMorgan Tax Free Money Market Fund				3,910,318	$3,910,318

Total Short-term Investments
(cost $3,910,318)					3,910,318

TOTAL INVESTMENTS (98.74%)
(cost $498,562,374)					522,349,779
OTHER ASSETS, NET OF LIABILITIES (1.26%)					6,649,824

NET ASSETS (100.00%)					$528,999,603

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 10.40% Advanced Refund Bonds, 43.41% General Obligation Bonds and 46.19% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA.

(d)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(e)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security.

(f)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s nor S&P rated the underlying security.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

(h)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A+.

(i)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A.

NR – Not Rated

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of August 31, 2009:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Growth Fund					$—	$—	$—	$—
Common Stocks	$2,666,359,420	$—	$—	$2,666,359,420
Short-term Investments	64,042,348	—	—	64,042,348
Balanced Fund					—	—	—	—
Common Stocks	610,104,068	76,020	—	610,180,088
Corporate Bonds	—	260,133,185	—	260,133,185
Foreign Government Bonds	—	2,658,610	—	2,658,610
Government Agencies	—	1,096,534	—	1,096,534
U.S. Treasury Obligations	—	186,066,694	—	186,066,694
Short-term Investments	61,461,157	—	—	61,461,157
Interim Fund					—	—	—	—
Corporate Bonds	—	85,723,984	—	85,723,984
U.S. Treasury Obligations	—	235,757,729	—	235,757,729
Short-term Investments	23,102,795	—	—	23,102,795
Municipal Bond Fund					—	—	—	—
Municipal Bonds	—	518,439,461	—	518,439,461
Short-term Investments	3,910,318	—	—	3,910,318

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2008 (the Funds’ most recent fiscal year end) or August 31, 2009.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2009, there were no commitments for such securities in the Municipal Bond Fund’s portfolio.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income taxes purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of August 31, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,432,705,051	$1,400,697,463	$(103,000,746)	$1,297,696,717
Balanced Fund	780,741,298	363,733,587	(22,878,617)	340,854,970
Interim Fund	333,331,448	11,305,242	(52,182)	11,253,060
Municipal Bond Fund	498,562,374	24,102,001	(314,596)	23,787,405

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date	October 23, 2009

BY	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date	October 23, 2009